DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure
3.	DISCONTINUED OPERATIONS

On November 7, 2016 and December 26, 2016, the Company’s subsidiary Golden Benefit entered into an equity transfer agreement and a supplemental agreement to equity transfer agreement (collectively the “Equity Transfer Agreements”) with Beijing Super TV and Changxing Bao Li Rui Xin Technology Co., Ltd. (“Bao Li”), a newly-formed limited liability company.

Mr. Zhu Jianhua, Chief Executive Officer and Director of the Company, owns interests in and have significant influence on Bao Li.

According to the Equity Transfer Agreements, Bao Li agreed to pay cash consideration of RMB610 million to acquire all of the equity interest in Beijing Super TV owned by Golden Benefit, which represents 90.09% of outstanding equity interests of Beijing Super TV (the “Transaction”).

A PRC subsidiary of the Company received total purchase consideration of RMB552 million, net of withholding income tax and stamp duties of RMB58 million from Bao Li in Renminbi, on December 27, 2016. Beijing Super TV completed the legal registration update of its shareholder information with the relevant PRC governmental authorities on December 29, 2016.

As a result, the Company no longer retained power of control over Beijing Super TV and deconsolidated Beijing Super TV and its wholly owned subsidiary, N-S Digital TV from the Company’s consolidated financial statements on December 29, 2016.  $43,190 was recognized as gain from disposal of discontinued operations in the consolidated statements of comprehensive income (loss).

The operating results from discontinued operations included in the Company’s consolidated statements of comprehensive income (loss) were as follows for the years ended December 31, 2014, 2015 and 2016.

	For years ended December 31,
	2014	2015	2016
Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$79,618	$50,944	$47,328
Cost of revenues (including share-based compensation of nil, nil and $181 for 2014, 2015 and 2016, respectively)	(15,885)	(13,767)	(12,719)
Selling, research and development, and general and administrative expenses (including share-based compensation of nil, nil and $3,793 for 2014, 2015 and 2016, respectively)	(24,891)	(19,452)	(23,823)
Other income and expenses that are not major	4,226	2,662	1,956
Income from the operations of the discontinued operations, before income taxes (Note a)	43,068	20,387	12,742
Income tax expenses (Note b)	(6,292)	(4,286)	(2,492)
Net income from the operations of discontinued operations, before share of (loss)/income on equity method investments	36,776	16,101	10,250
Share of (loss)/income on equity method investments	(59)	54	195
Income from the operations of the discontinued operations, net of income taxes	36,717	16,155	10,445
Gain from disposal of discontinued operations, net of income taxes	-	-	43,190

Income from discontinued operations, net of income taxes	$36,717	$16,155	$53,635

Net income from discontinued operations attributable to China Digital TV Holding Co., Ltd.	$36,717	$16,155	$52,644

a.
Income from the operations of discontinued operations, before income taxes, attributable to China Digital TV Holding Co., Ltd. was $43,068, $20,387 and $11,750 for the years ended December 31, 2014, 2015 and 2016, respectively.

b.
Golden Benefit incurred withholding income tax expense relating to retained earnings of Beijing Super TV at a 10% income tax rate. This withholding tax expense is included as income tax expenses for the discontinued operations at the amount of $3,362, $1,608, and $2,045 for the years ended December 31, 2014, 2015 and 2016, respectively.

The assets and liabilities of Super TV as of December 31, 2015 were as follows:

ASSETS
Cash and cash equivalents	$51,425
Restricted cash	11
Notes receivable	4,851
Accounts receivable	38,029
Inventories	4,381
Prepaid expenses and other current assets	2,773

Total current assets	101,470

Property and equipment, net	381
Goodwill	641
Equity method investments	2,627
Deferred income tax assets	3,330

Total non-current assets	6,979

Total assets	$108,449

LIABILITIES
Accounts payable	1,110
Accrued expenses and other current liabilities	8,935
Deferred revenue-current	2,699
Income tax payable	2,401
Government subsidies-current	800

Total current liabilities	15,945

Government subsidies -non-current	2,207
Deferred income tax liabilities	5,334

Total non-current liabilities	7,541

Total liabilities	$23,486

The condensed cash flows of Super TV were as follows for the years ended December 31, 2014, 2015 and 2016:

	For years ended December 31,
	2014	2015	2016
Net cash provided by operating activities	$17,601	$22,847	$18,278
Net cash (used in)/provided by investing activities	(2,668)	2,507	(206)
Net cash provided by financing activities	-	-	5,015
Effect of exchange rate changes on cash and cash equivalents	(1,565)	(1,752)	(2,041)